Financial Assets Measured at Fair Value Through Profit or Loss - Schedule of Movement of Financial Assets at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Financial Assets at Fair Value [Abstract]
Beginning	$ 13,779,649	$ 43,194,607
Additions	62,717,213	71,801,820
Disposal	(55,730,367)	(92,127,812)
Impairment loss recognized in profit or loss		(671,403)
Fair value gain/(loss) recognized in profit or loss	3,482,103	(8,417,563)
Ending	$ 24,248,598	$ 13,779,649